Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

(a)	Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

(b)	Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and the subsidiaries of the VIE, for which the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries, the VIE and the subsidiaries of the VIE have been eliminated upon consolidation.
(c)	Use of estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s consolidated financial statements include, but not limited to expected total costs of command-and-control revenue contracts, allowance for doubtful accounts, useful lives of long-lived assets, impairment of long-lived assets, valuation allowance for deferred tax assets, uncertain tax positions, fair value of share-based awards and fair value of financial instruments. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)	Foreign currency
The functional currency of the Company, EHfly, and EHANG Investment (HK) Limited (“EHang HK”) is the United States dollar (“US$”). The functional currency of EHang Holding GmbH (“EHang GmbH”) is the euro (“€”). The functional currency of the Company’s PRC subsidiaries, the VIE and subsidiaries of the VIE is the Renminbi (“RMB”). The Group uses the RMB as its reporting currency.
Transactions denominated in foreign currencies are
re-measured
into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured
at the exchange rates prevailing at the balance sheet date.
Non-monetary
items that are measured in terms of historical cost in foreign currency are re-measured
using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive loss.
The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ (deficit)/equity.

(e)	Convenience translation
Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.9618 on December 31, 2019, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(f)	Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.
(g)	Short-term investments
All highly liquid investments with original maturities of greater than three months but less than twelve months, are classified as short-term investments. Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments. The Group accounts for short-term investments in accordance with ASC 320 (“ASC 320”),
Investments—Debt and Equity Securities
. Interest income is included in earnings. Any realized gains or losses on the sale of the short-term investments, are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

(h)	Accounts receivable and allowance for doubtful accounts
Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors.
A
ccounts receivable
are
written off after all collection effort has ceased.

(i)	Cost and estimated earnings in excess of billings
Design and construction of customized
command-and-control
center contracts generally extend over longer periods of time and revenue is recognized over time using the
cost-to-cost
 method. The Group’s right to receive payments depends on its performance in accordance with the contractual agreements. Billings are issued based on milestones specified in the contracts negotiated with customers. In general, there are five milestones: 1) signing of the contract, 2) delivery and acceptance of hardware, 3) completion of software integration into hardware and the related testing, 4) delivery and acceptance of a completed command-and-control
 center, and 5) expiration of the one year warranty period. The amounts to be billed at each milestone are specified in the contract. The length of each interval between two continuous billings under a command-and-control
 center contract varies depending on the duration of the contract and the last billing to be issued for the contract is scheduled at the end of a warranty period.
Revenue in excess of billings on the contracts is recorded as costs and estimated earnings in excess of billings. Billings in excess of revenues recognized on the contracts are recorded as deferred revenue until the above revenue recognition criteria are met. The carrying value of the Group’s costs and estimated earnings in excess of billings, net of the allowance for doubtful accounts, represents their estimated net realizable value. The Group recognizes an allowance for doubtful accounts on costs and estimated earnings in excess of billings when it is probable that it will not collect the amount and writes off any balances in the period when deemed uncollectible. The Group periodically reviews the status of contracts and decides how much of an allowance for doubtful accounts should be made based on factors surrounding the credit risk of customers and historical experience. The Group does not require collateral from its customers and does not charge interest for late payments by its customers.
As of December 31, 2018, and 2019, cost and estimated earnings in excess of billings represents revenue in excess of billings on two completed command-and-control
 centers. The Group determined that no allowance for doubtful accounts was considered necessary because the customers for these two projects are city governments who have the financial capacity to pay and the customers have accepted the delivered completed command-and-control
 centers as of December 31, 2019.

	As of December 31,
	2018	2019
	RMB	RMB	US$
Contracts costs incurred plus estimated earnings	28,797	28,797	4,136
Less: Progress billings	(10,386)	(14,585)	(2,095)

	18,411	14,212	2,041

(j)	Inventories
Inventories are comprised of raw materials, work in progress and finished goods. The Group’s raw materials consist of accessories and hardware parts used to produce autonomous aerial vehicles and hardware for building the command-and-control centers. Work in progress and finished goods consist of autonomous aerial vehicles. Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted average method and includes all costs to acquire and other costs to bring the inventories to their present location and condition. Adjustments to reduce the cost of inventory to its net realizable value are made, if required, to record the decreases in sales prices, obsolescence or similar reductions in the estimated net realizable value.

(k)	Property, plant and equipment, net
Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Residual value
Office equipment	5 years	5%
Machinery and electronic equipment	3-10 years	5%
Transportation equipment	4 years	5%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	0%
Repair and maintenance costs are charged to expense as incurred, whereas the costs of renewals and betterments that extend the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.
Direct costs that are related to the construction of property, plant and equipment, and incurred in connection with bringing the assets to their intended use are capitalized as construction-in-progress.
Construction-in-progress
is transferred to specific property, plant and equipment accounts and commences depreciation when these assets are ready for their intended use.
(l)	Impairment of long-lived assets other than goodwill
The Group evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Group evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the long-lived assets or asset group, when the market prices are not readily available.

T
here was no impairment of the Group’s long-lived assets

for any of the periods presented.

(m)	Long-term investments
The Group’s long-term investments consist of a cost method investment and an equity method investment.
In 2017, the Group provided facilitating services to a third party to acquire a land use right from the Guangzhou City government. In exchange for such services, the Group received a cash consideration of RMB41,117 and 5% equity interests in a corporation, the sole asset of which was the aforementioned land use right. The Group recorded a gain of RMB44,036 representing the cash consideration and the fair value of the equity interests received at RMB2,919 in “Other income” in its consolidated statement of comprehensive loss for the year ended December 31, 2017. The Group accounted for the 5% equity interest as a cost method investment prior to adopting ASU 2016-01. As of December 31, 2018 and 2019, the carrying value of this investment was RMB2,919 and RMB2,919 (US$408).
During 2018, the Group acquired a 20% equity interest of Ehang (Guangzhou) Chuanyue Biotechnology Co., Ltd. The Group has significant influence over the investee and accounts for such investment as an equity method investment.
Prior to adopting ASU 2016-01,

Financial Instruments—Overall

(Subtopic 825-10) (“ASU 2016-01”), on

January 1, 2019
, the Group account
ed
 for its equity investment in an
investee
that does not have a read
ily determinable fair value and over which the Company does not have significant influence in accordance with ASC Subtopic
325-20,
Investments-Other: Cost Method Investments
(“ASC
325-20
”). The Group carried the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. After adopting ASC
321
, the Group elected to use the measurement alternative to measure this investment at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The adoption of ASC
321
had no impact on the Group’s consolidated financial statements. The Group’s management regularly evaluates the impairment of its investments based on the performance and financial position of the investee
as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investee
’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of comprehensive loss equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis

of the investment. There was no impairment since the acquisition of this investment and no upward or downward adjustments in the year ended December 31, 2019.
Investments in equity investees represent investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC
323-10,
Investments-Equity Method and Joint Ventures: Overall
(“ASC 323-10”).
Under the equity method, the Group initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net profit or loss. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as goodwill included in long-term investments on the consolidated balance sheets. The Group evaluates its equity method investments for impairment under ASC
323-10.
An impairment loss on equity method investments is recognized in the consolidated statements of comprehensive loss when the decline in value is determined to be other-than-temporary. No impairment was charged in any of the presented periods.
(n)	Fair value measurements of financial instruments
The Group’s financial instruments include cash and cash equivalents, short-term investments, accounts receivable and payable, short-term loan, loans from third parties, convertible preferred shares and redeemable convertible preferred shares. Other than the convertible preferred shares and redeemable convertible preferred shares, the carrying values of these financial instruments approximate their fair values due to their short-term maturities. The convertible preferred shares and redeemable convertible preferred shares were initially recorded at fair value. The Group recognizes changes in the redemption value immediately as they occur and adjusts the carrying value of the redeemable convertible preferred shares to equal the redemption value at the end of each reporting period.
The Group applies ASC 820 (“ASC 820”),
Fair Value Measurements and Disclosures
. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.
ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 — Other inputs that are directly or indirectly observable in the marketplace.
Level 3 — Unobservable inputs which are supported by little or no market activity.
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

(o)	Revenue recognition
The Group’s revenues are primarily derived from the sale of Autonomous Aerial Vehicles (“AAVs”) and related commercial solutions, mainly including air mobility solutions, smart city management solutions, and aerial media solutions.
For the years ended December 31, 2017 and 2018, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed or the good is delivered and collectability of the related fee is reasonably assured in accordance with ASC 605-10 (“ASC 605-10”),
Revenue Recognition: Overall
. Revenues were presented net of taxes collected on behalf of the government.
Effective January 1, 2019, the Group adopted ASU 2014-09,
Revenue from contracts with Customers (Topic 606
)
(“ASU
2014-19”), using
the modified retrospective method applying to those contracts not yet completed as of January 1, 2019. Revenues presented for the years prior to the adoption date of ASU 2014-19 were not adjusted and continue to be accounted for in accordance with ASC 605,
Revenue Recognition
. The cumulative effect of adopting ASU 2014-19 was not material and therefore, no transition adjustments were made to the Company’s opening balance sheet as of January 1, 2019. The adoption of ASU 2014-19 also did not have a material impact on the Group’s consolidated financial statements for the year ended December 31, 2019.
The Group’s revenue recognition effective upon the adoption of ASU 2014-19 are as follows:
The Group enters into legally enforceable and binding agreements with its customers with fixed terms and conditions, including pricing
.
The Group
recognizes revenue at the amount to which it expects to be entitled when control of the products or services are transferred to its customers. Revenues are presented net of taxes collected on behalf of the government.

The Group generally does not separately bill its customers for shipping and handling fees and charges. The Group elects to record the costs incurred for shipping and handling in “sales and marketing expenses” in its consolidated statements of comprehensive loss. The shipping and handling costs for the years ended December 31, 2017, 2018 and 2019 were RMB1,824, RMB254 and RMB1,306 (US$188), respectively.
Practical Expedients
The transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied, has not been disclosed as substantially all of the Group contracts have a duration of one year or less.

Air mobility solutions
Revenues from air mobility solutions are primarily product revenues from the sales of passenger-grade AAVs based on firm customer orders with fixed terms and conditions, including pricing, net of discounts, if any. The performance obligation under the contract is the delivery of passenger-grade AAVs, which is satisfied at a point in time, in general upon the Group’s receipt of acknowledgement receipts from customers. The Group only provides the right of return for defective goods in connection with its warranty policy which is accounted for as an assurance-type warranty (Note 10).
Smart city management solutions
The Group enters into contracts with its customers for designing, building and delivering customized integrated command-and-control
centers. The duration of the contracts depends on the contract size and ranges from six months to one year, excluding the one-year warranty accounted for as an assurance-type warranty (Note 10). The Group provides a significant service of integrating goods and services including the project design, hardware and software promised in the contract into an combined output; therefore, the goods and services in the contracts are not distinct from each other and the Group determines there is one performance obligation, which is the delivery of the customized integrated command-and-control center. The performance obligation is satisfied and control is transferred to the customer over time because there is no alternative use for the highly customized and integrated command-control-center and the Group has an enforceable right to payment for performance completed to date. The Group has determined the cost-to-cost method best depicts the measure of progress towards fulfilling the performance obligation. Under this method, revenue is recognized based on the estimated extent of progress, which is determined by dividing costs incurred to date by the total amount of costs expected to be incurred for designing, building and delivering a customized integrated command-and-control
 center. Revisions in the estimated total costs of
command-and-control
 center contracts are made in the period in which the circumstances requiring the revision become known. Provisions, if any, are made in the period when anticipated losses become evident on uncompleted contracts.

The Group reviews and updates the estimated total costs of
command-and-control
center contracts periodically. The Group accounts for revisions to contract revenue and estimated total costs of command-and-control
center contracts, in the period in which the facts that cause the revision become known as changes in estimates. Unapproved change orders are considered claims. Claims are recognized only when they have been awarded by customers.
Contract modifications, defined as changes in the scope or price (or both) of a contract that are approved by the parties to the contract, such as a contract amendment, exist when the parties to a contract approve a modification that either creates new or changes existing enforceable rights and obligations of the parties to the contract. Contract modifications, if any, will be accounting for as one of the following: (i) a separate contract; (ii) a termination of the existing contract and a creation of a new contract; or (iii) a combination of the preceding treatments. A contract modification is accounted for as a separate contract if the scope of the contract increases because of the addition of promised goods or services that are distinct and the price of the contract increases by an amount of consideration that reflects the Group’s standalone selling prices of the additional promised goods or services. When a contract modification is not considered a separate contract and the remaining goods or services are distinct from the goods or services transferred on or before the date of the contract modification, the Group accounts for the contract modification as a termination of the existing contract and a creation of a new contract. When a contract modification is not considered a separate contract and the remaining goods or services are not distinct, the Group accounts for the contract modification as an add-on to the existing contract and as an adjustment to revenue on a cumulative catch-up basis.
Aerial media solutions
The Group generates revenue by providing aerial media performance services which allow multiple smart control-based drones to demonstrate and transform their formation to display diversified messages and images in specific airspace, that is tailor made based on different branding or advertising requirements. The Group uses self-produced drones and customizes the fleet formation performances based on customer’s needs and availability of airspace approval in the area. The performance is usually completed within a day and revenue is recognized when the service is delivered.
Others
The Group generates other revenues mainly from stand-alone sales of consumer drones and their components and spare parts. Revenues are recognized when the consumer drones are shipped and the control of the drones are transferred to the customers. The Group started to phase out the consumer drone business in late 2016.

(p)	Cost of revenue
Cost of revenue consists primarily of aerial vehicle material and manufacturing costs, construction costs of smart city management solutions, product warranty costs,
depreciation, rental fees, payroll and related costs of operations.
(q)	Product warranty liability
The Group offers standard warranties to replace or repair defects on certain hardware parts of its passenger-grade AAVs for a period of six months to three years. The Group does not provide warranties to guarantee that the AAVs will perform as expected or in accordance with published specifications or provide expected benefits. The Group also provides a standard warranty for hardware and software for the command-and-control centers for one year. Warranties on certain hardware parts are covered by the suppliers’
back-to-back
warranties and thus, the Group is entitled to have the suppliers replace or repair the faulty parts. To the extent that the hardware parts are not covered by the former and for the software, the Group accrues for the estimated costs to repair or replace defective hardware parts and costs to assure software effectiveness as costs of revenues when revenue is recognized. The Group estimates its warranty costs by considering its historical experience of having to replace or repair hardware parts and for software de-bugging and the historical costs incurred have been insignificant to date. The Group reassesses whether warranty accruals are adequate based on actual experience as it becomes available and adjusts its estimates on a prospective basis.
Product warranty accrual is included in accrued expenses and other current liabilities in the accompanying consolidated balance sheets (Note 1
0
).

(r)	Advertising expenditures
Advertising expenditures are expensed as incurred and are included in sales and marketing expenses, which amounted to
RMB5,441,
RMB903 and RMB3,422 (US$491) for the years ended December 31,
2017,
2018 and 2019, respectively.

(s)	Research and development expenses
Research and development expenses include payroll, employee benefits, and other operating expenses such as rent, depreciation and other related expenses.
The Group capitalizes costs to develop or obtain
internal-use
software and costs of significant upgrades and enhancements resulting in additional functionality of internal-use
software in accordance with ASC
350-40
(“ASC
350-40”),
Internal-Use
Software
. Costs incurred for internally developed
internal-use
software used for a particular research and development project are expensed as incurred, regardless of whether the software has alternative future uses. Costs incurred for maintenance, training, and minor modifications or enhancements are also expensed as incurred. Capitalized software development costs are amortized on a straight-line basis over the estimated useful life of the applicable software. Capitalized software development costs have not been material for the periods presented.
The Group also incurs cost to develop software embedded in its products. The software components cannot function or be sold separately from the AAV as a whole. The Group accounts for costs incurred in the development of software embedded in its products in accordance with ASC
985-20
(“ASC
985-20”),
Costs of Software to be Sold, Leased, or Marketed
. Such software development costs consist primarily of salaries and related payroll costs and are capitalized once technological feasibility is established, which is when a completed detail program design or in the absence of a completed detail program design, a working model of the product is available. No software development costs have been capitalized for the period ended December 31, 2018, as technological feasibility has not been established. During 2019, the technological feasibility of embedded software in passenger-grade AAVs was established shortly before the release of these products. As a result, capitalized software development costs were immaterial for the year ended December 31, 2019.
(t)	Leases
Leases are classified at the inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the leased asset’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased asset to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The Group did not enter into any capital leases as a lessor or lessee for any of the periods presented.
Leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Group leases office space and employee accommodation under operating lease agreements. Certain lease agreements contain rent holidays and escalating rent. Rent holidays and escalating rent are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease.

(u)	Government subsidies
Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government subsidies of operating nature with no further conditions to be met are recorded in “other operating income” when received. The government subsidies with certain operating conditions are recorded as “deferred government subsidies” on the consolidated balance sheet when received and are recorded as operating income when the conditions are met.

(v)	Income taxes
The Group follows the liability method of accounting for income taxes in accordance with ASC 740 (‘‘ASC 740’’),
Income Taxes
. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not
that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.
The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expense.
(w)	Share-based compensation
The Group applies ASC 718 (‘‘ASC 718’’),
Compensation—Stock Compensation
to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award. All of the Group’s share-based awards granted to employees are restricted share units (“RSUs”) and classified as equity awards.
The Group has elected to recognize compensation expense using the straight-line method for share-based awards granted with service conditions that have a graded vesting schedule. The Group, with the assistance of an independent third-party valuation firm, determined the grant date fair value of the RSUs using an income approach. The Group early adopted ASU 2016-09,
Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting
,
on January 1, 2017 and elected to account for forfeitures as they occur. The adoption did not have any material impact on the Company’s consolidated financial statements for the year of adoption.

(x)	Employee benefit expenses
Full time employees of the Group in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions. The total expenses the Group incurred for the plan were
RMB5,093,
RMB7,486 and RMB8,637 (US$1,241) for the years ended December 31,
2017,
2018 and 2019, respectively.

(y)	Comprehensive income (loss)
Comprehensive income (loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220,
Comprehensive Income,
requires that all items that are required to be recognized under current accounting standards as components of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income (loss) includes net loss and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive loss.

(z)	Loss per share
In accordance with ASC 260,
Earnings per Share
(“ACS 260”), basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class
method. Under the
two-class
method, net loss is allocated between ordinary shares, and other participating securities based on their participating rights. The Company’s preferred shares are participating securities prior to their automatic conversion to ordinary shares upon the Company’s IPO. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary shares, dilutive ordinary equivalent shares outstanding during the period.
For the periods before the Company’s initial public offering (“IPO”) on December 12, 2019 and the automatic conversion of the redeemable convertible preferred shares (Note 16) into ordinary shares, the computation of basic loss per share using the two-class
method was not applicable as the Group was in a net loss position and the redeemable convertible preferred shares, being participating securities, did not have contractual rights and obligations to share in the losses of the Group. For the year ended December 31, 2019, the two-class method is applicable because the Group has two classes of ordinary shares outstanding, Class A and Class B ordinary shares, respectively. The participating rights (liquidation and dividend rights) of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting and conversion (Note 17). As a result, and in accordance with ASC 260, the undistributed loss for each year is allocated based on the contractual participation rights of the Class A and Class B ordinary shares, respectively. As the liquidation and dividend rights are identical, the undistributed loss is allocated on a proportionate basis.
Ordinary share equivalents are excluded from the computation of diluted loss per share for all periods presented as their effects would be anti-dilutive.
(aa)	Modification of redeemable convertible preferred shares
The Group assesses whether an amendment to the terms of its Redeemable Convertible Preferred Shares is an extinguishment or a modification using the fair value model. If the fair value of the redeemable convertible preferred shares immediately after the amendment changes by more than 10 percent from the fair value of the redeemable convertible preferred shares immediately before the amendment, the amendment is considered an extinguishment. An amendment that does not meet this criterion is a modification. When redeemable convertible preferred shares are extinguished, the difference between the fair value of the consideration transferred to the redeemable convertible preferred shareholders and the carrying amount of the redeemable convertible preferred shares (net of issuance costs) is treated as a deemed dividend to the redeemable convertible preferred shareholders. When redeemable convertible preferred shares are modified, the increase of the fair value immediately after the amendment is treated as a deemed dividend to the redeemable convertible preferred shareholders. Modifications that result in a decrease in the fair value of the redeemable convertible preferred shares are not recognized.

(ab)	Segment reporting
In accordance with ASC 280 (“ASC 280”),
Segment Reporting
, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision
-
making group, in deciding how to allocate resources and in assessing performance. The Group’s Chief Executive Officer as the CODM reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Group as a whole and hence, the Group has only one reportable segment. The Group’s long-lived assets are substantially all located in the PRC.
The following table presents revenue by customer incorporation location for the years ended December 31, 2017, 2018 and 2019, respectively:

	For the year ended December 31,
	2017		2018		2019
	RMB	%	RMB	%	RMB	US$	%
PRC	23,762	75%	66,465	100%	109,760	15,766	90%
Europe	—	—	—	—	5,035	723	4%
North America	6,656	21%	—	—	3,445	495	3%
West Asia	—	—	—	—	2,777	399	2%
Other	1,277	4%	22	—	797	114	1%
Total net revenues	31,695	100%	66,487	100%	121,814	17,497	100%

(ac)	Collaborative arrangement
In April 2016, the Group entered into a development and purchase collaborative arrangement with a U.S. biotechnology company (“Biotech Customer”) to design, develop, test-run
and manufacture an organ transport
e-
helicopter system, which includes an operational interface with air traffic control, associated customized passenger-grade AAVs and recharging infrastructure. The Biotech Customer is responsible for obtaining the approvals of the Federal Aviation Administration (“FAA”) and the Food and Drug Administration (“FDA”) relating to the import and operations of the AAV products. Upon the Group’s achievement of agreed-upon milestones in the agreement, Biotech Customer will make investments of US$14,000 and payments totaling US$36,000
.

The agreement may be terminated at Biotech Customer’s discretion upon written notice. In February 2019, although the first milestone was not yet achieved, the Group and the Biotech Customer entered into an amendment whereby the Biotech Customer made the initial investment of
US$7,000
(RMB 48,733 equivalent) to subscribe
 for
1,189,397 Series C redeemable convertible preferred shares of the Company (Note 16) in full satisfaction of its obligation to invest in the Group following the successful attainment of the first milestone, and all other terms and conditions of the agreement remain unchanged. As of December 31, 2019, none of the milestones have been achieved and the agreement, as amend, remains in effect.
As part of the same arrangement, the Group may sell 1,000 units of customized AAVs conforming to the functional specifications by the Biotech Customer according to a
15-year
delivery schedule subject to subsequent purchase amendments. Purchase orders are conditional on the Group achieving a number of performance milestones and the Biotech Customer obtaining required approvals from the FAA and FDA for the internal testing of the AAVs. In December 2018, two amendment contracts were signed to specify the delivery of five units of AAVs and related supporting services in partial satisfaction of the original agreement. As of December 31, 2019, two
 of the ordered products have been delivered.

(ad)	Recent accounting pronouncements
The
Company
is an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an EGC can take advantage of an extended transition period for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Group elected to take advantage of the extended transition period. However, this election will not apply should the Group cease to meet the definition of an EGC.

In February 2016, the FASB issued ASU
2016-02
(“ASU
2016-02”),
Leases
, which specifies the accounting for leases. For operating leases, ASU
2016-02
requires a lessee to recognize a
right-of-use
asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. Per ASU 2019-10 (“ASU 2019-10”),
Financial Instruments-Credit losses (Topic 326), Derivatives, and Hedging (Topic 815), and Leases (Topic 842) – effective date
s, ASU
2016-02
is effective for the Group for annual reporting periods beginning January 1, 2021 and interim periods beginning January 1, 2022. Early adoption is permitted. The Group does not plan to early adopt ASU
2016-02
and is currently evaluating the impact of adopting the standard on its consolidated financial statements.
In June 2016, the FASB issued ASU
2016-13
(“ASU
2016-13”),
Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments
. ASU
2016-13
changes the impairment model for most financial assets and certain other instruments. The standard will replace the “incurred loss” approach with an “expected loss” model for instruments measured at amortized cost. For available-for-sale
debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do today under the other-than-temporary impairment model. Per ASU 2019-10, ASU 2016-13 is effective for the Group for annual reporting periods beginning January 1, 2023, and interim periods within that year. Early adoption is permitted.

The Group does not plan to early adopt ASU
2016-13
and is evaluating the effect that this guidance will have on its consolidated financial statements.
In January 2017, the FASB issued ASU
2017-01
(“ASU
2017-01”),
Business Combinations (Topic 805): Clarifying the Definition of a Business
. ASU
2017-01
clarifies the framework for determining whether an integrated set of assets and activities meets the definition of a business. The revised framework establishes a screen for determining whether an integrated set of assets and activities is a business and narrows the definition of a business, which is expected to result in fewer transactions being accounted for as business combinations. Acquisitions of integrated sets of assets and activities that do not meet the definition of a business are accounted for as asset acquisitions. ASU
2017-01
is effective for the Group for annual reporting periods beginning January 1, 2021 and interim periods within annual periods beginning January 1, 2020, with early adoption permitted for transactions that have not been reported in previously issued (or available to be issued) financial statements. The Group does not plan to early adopt ASU
2017-01
and does not expect the impact that this standard will have a material impact on its consolidated financial statements.
In August 2018, the FASB issued ASU
2018-13
(“ASU
2018-13”),
Fair Value Measurement (Topic 820): Disclosure Framework- Changes to the Disclosure Requirements for Fair Value Measurement
. The update eliminates, modifies, and adds certain disclosure requirements for fair value measurements. This update is effective in fiscal years, including interim periods, beginning January 1, 2020, and early adoption is permitted. The added disclosure requirements and the modified disclosure on the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented. All other changes to disclosure requirements in this update should be applied retrospectively to all periods presented upon their effective date. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740):
Simplifying the Accounting for Income Taxes
. This guidance removes certain exceptions to the general principles in Topic 740 and enhances and simplifies various aspects of the income tax accounting guidance, including requirements such as tax basis step-up in goodwill obtained in a transaction that is not a business combination, ownership changes in investments, and interim-period accounting for enacted changes in tax law. This standard is effective for the Group for the annual reporting periods beginning January 1, 2022 and interim periods beginning January 1, 2023. Early adoption is permitted. The Group does not expect any material impact on the Group’s consolidated financial statements.